Statements of Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 5,078	$ 6,241	$ 21,517
Parent Company
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 5,078	$ 6,241	$ 21,517